INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Income Taxes Details Narrative
Change in valuation allowance	$ 2,000,000	$ 1,500,000
Federal and state net operating loss carry-forwards	$ 14,700,000	$ 10,400,000